Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99804
Maximum Aggregate Offering Price	$ 499,020,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,914.66
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" filed as Exhibit 107 to the registrant's Registration Statement on Form F-3 (File No. 333-298683) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99638
Maximum Aggregate Offering Price	$ 498,190,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,800.04
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" filed as Exhibit 107 to the registrant's Registration Statement on Form F-3 (File No. 333-298683) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.